SCHEDULE OF FAIR VALUE OF THE CONSIDERATION TRANSFERRED IN THE ACQUISITION (Details)(Parenthetical) - $ / shares				12 Months Ended
	Oct. 04, 2022	Oct. 04, 2022	Oct. 04, 2022	Jun. 30, 2021
Common Stock [Member]
Stock issued during period shares new issues		148,183		1,270,589
Intelligent Fingerprinting Limited [Member] | Series C Preferred Stock Holdback [Member]
Stock issued during period shares new issues			500,000
Share price	$ 0.5502	$ 0.5502	$ 0.5502
Intelligent Fingerprinting Limited [Member] | Common Stock [Member]
Stock issued during period shares new issues	2,363,003		2,963,091
Share price	$ 0.5502	0.5502	$ 0.5502
Intelligent Fingerprinting Limited [Member] | Series C Preferred Stock Base [Member]
Stock issued during period shares new issues			2,363,003
Share price	$ 0.5502	$ 0.5502	$ 0.5502